Investments - Schedule of Available-for-sale Investments (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-Term Marketable Securities
Schedule of Available-for-Sale Securities [Line Items]
Amortized Cost	$ 498,099	$ 110,095	$ 106,990
Unrealized Gain	403
Unrealized Loss	(15)	(107)	(145)
Estimated Fair Value	498,487	109,988	106,845
Long-Term Marketable Securities
Schedule of Available-for-Sale Securities [Line Items]
Amortized Cost	135,122		8,926
Unrealized Gain	207
Unrealized Loss	(23)		(21)
Estimated Fair Value	135,306		8,905
Commercial Paper | Short-Term Marketable Securities
Schedule of Available-for-Sale Securities [Line Items]
Amortized Cost	136,843	16,887	10,769
Estimated Fair Value	136,843	16,887	10,769
U.S. Government Debt and Agency Securities | Short-Term Marketable Securities
Schedule of Available-for-Sale Securities [Line Items]
Amortized Cost	331,770	85,722	74,937
Unrealized Gain	354
Unrealized Loss	(15)	(99)	(125)
Estimated Fair Value	332,109	85,623	74,812
U.S. Government Debt and Agency Securities | Long-Term Marketable Securities
Schedule of Available-for-Sale Securities [Line Items]
Amortized Cost	86,813		8,926
Unrealized Gain	112
Unrealized Loss	(23)		(21)
Estimated Fair Value	86,902		8,905
Corporate Bonds | Short-Term Marketable Securities
Schedule of Available-for-Sale Securities [Line Items]
Amortized Cost	29,486	7,486	21,284
Unrealized Gain	49
Unrealized Loss		(8)	(20)
Estimated Fair Value	29,535	$ 7,478	$ 21,264
Corporate Bonds | Long-Term Marketable Securities
Schedule of Available-for-Sale Securities [Line Items]
Amortized Cost	48,309
Unrealized Gain	95
Estimated Fair Value	$ 48,404